Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property and Equipment

5. Property and Equipment

At December 31, 2024 and 2023, property and equipment consisted of the following:

	December 31,	December 31,
	2024	2023
Machinery and equipment	$2,610,977	$2,692,473
Furniture and fixtures	36,816	40,299
Land	1,119,758	1,119,758
Leasehold improvements	1,228,860	1,228,860
Software and website development	300,935	300,935
Computer hardware and software	120,245	159,342
Boat molds	7,270,411	5,871,373
Vehicles	143,360	143,360
Electric prototypes and tooling	142,526	142,526
Assets under construction	6,130,786	2,977,894
	19,104,674	14,676,820
Less accumulated depreciation and amortization	(4,066,876)	(2,382,832)
	$15,037,798	$12,293,988

During the year, the Company obtained an appraisal of its partially constructed facility in Monroe, NC and evaluated the carrying costs of its assets, primarily its inventory and fixed assets. Based on this analysis, the company recorded an impairment charge of $1,674,000 against the carrying cost of its partially constructed building at June 30, 2024. The Company has evaluated any material liabilities resulting from this action and has determined that there are no additional material liabilities to be recorded.

Depreciation and amortization expense of property and equipment for the year ended December 31, 2024 and 2023 is $1,745,217 and $1,353,383, respectively.

Twin Vee Powercarsco [Member]
Property and Equipment

3. Property and Equipment

At September 30, 2025 and December 31, 2024, property and equipment consisted of the following:

	September 30,	December 31,
	2025	2024
Machinery and equipment	$2,649,852	$2,610,977
Furniture and fixtures	36,816	36,816
Land	—	1,119,758
Leasehold improvements	3,218,410	1,228,860
Software and website development	1,087,734	300,935
Computer hardware and software	120,328	120,245
Boat molds	5,347,338	7,270,411
Vehicles	94,534	143,360
Electric prototypes and tooling	—	142,526
Assets under construction	653,584	6,130,786
	13,208,595	19,104,674
Less accumulated depreciation and amortization	(4,491,672)	(4,066,876)
	$8,716,923	$15,037,798

Depreciation and amortization expense of property and equipment for the three months ended September 30, 2025 and 2024 were $419,825 and $440,458, respectively. Depreciation and amortization expense of property and equipment for the nine months ended September 30, 2025 and 2024 were $1,287,048 and $1,300,697, respectively. At September 30, 2025, the Company has assets held for sale of $3,956,623. On May 28, 2025, the Company entered into a Mutual Release Agreement with the lessor, removing all obligations under the lease, and returning to the lessor all property, plant and equipment, brand name and all other leased assets. The Company recorded the elimination of ROU financial asset and lease liabilities from its balance sheet, recording a loss on disposition of $57,903. In addition, the Company disposed of the related property and equipment with a net book value of $2,545,899.